Share-based payments (Tables)	6 Months Ended
Jun. 30, 2020
Share-based Payment Arrangements [Abstract]
Explanation of effect of share-based payments on entity's profit or loss
The following share-based payment amounts are included in the income statements as operating costs.

	THREE MONTHS		SIX MONTHS
FOR THE PERIOD ENDED JUNE 30	2020	2019	2020	2019
ESP	(8)	(8)	(16)	(15)
Restricted share units (RSUs) and performance share units (PSUs)	(13)	(11)	(29)	(31)
Other (1)	(2)	(2)	(5)	(6)
Total share-based payments	(23)	(21)	(50)	(52)
(1) Includes deferred share plan (DSP), deferred share units (DSUs) and stock options.

Disclosure of number and weighted average exercise prices of other equity instruments
ESP

NUMBER OF ESP SHARES
Unvested contributions, January 1, 2020	1,124,198
Contributions(1)	316,202
Dividends credited	29,520
Vested	(274,732)
Forfeited	(50,017)
Unvested contributions, June 30, 2020	1,145,171
(1)The weighted average fair value of the shares contributed during the six months ended June 30, 2020 was $58.

RSUs/PSUs

NUMBER OF RSUs/PSUs
Outstanding, January 1, 2020	2,915,118
Granted(1)	861,582
Dividends credited	79,152
Settled	(923,059)
Forfeited	(21,307)
Outstanding, June 30, 2020	2,911,486
(1)The weighted average fair value of the RSUs/PSUs granted during the six months ended June 30, 2020 was $63.

DSUs

NUMBER OF DSUs
Outstanding, January 1, 2020	4,623,099
Issued(1)	62,996
Settlement of RSUs/PSUs	90,435
Dividends credited	128,403
Settled	(595,189)
Outstanding, June 30, 2020	4,309,744
(1)The weighted average fair value of the DSUs issued during the six months ended June 30, 2020 was $62.

Disclosure of number and weighted average exercise prices of share options
STOCK OPTIONS

	NUMBER OF OPTIONS	WEIGHTED AVERAGE EXERCISE PRICE ($)
Outstanding, January 1, 2020	12,825,541	57
Granted	3,410,150	65
Exercised(1)	(419,546)	53
Forfeited	(41,845)	60
Outstanding, June 30, 2020	15,774,300	59
Exercisable, June 30, 2020	5,299,256	58
(1)The weighted average market share price for options exercised during the six months ended June 30, 2020 was $64.
Disclosure of indirect measurement of fair value of goods or services received, share options granted during period	The following table shows the principal assumptions used in the valuation.

2020
Weighted average fair value per option granted	$1.55
Weighted average share price	$63
Weighted average exercise price	$65
Expected dividend growth	5%
Expected volatility	12%
Risk-free interest rate	1%
Expected life (years)	4